Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2017
Property and Equipment [Abstract]
Schedule of changes in cost of property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2015	$17,170	$-	$-	$17,170
Addition	75,115	3,393	-	78,508
December 31, 2015	92,285	3,393	-	95,678
Addition	26,626	6,613	-	33,239
December 31, 2016	118,911	10,006	-	128,917
Addition	4,751	-	275,410	280,161
September 30, 2017 (Unaudited)	$123,662	$10,006	$275,410	$409,078

Schedule of changes in accumulated depreciation for property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Total
January 1, 2015	$421	$-	$-	$421
Addition	11,661	283	-	11,944
December 31, 2015	12,082	283	-	12,365
Addition	27,522	3,938	-	31,460
December 31, 2016	39,604	4,221	-	43,825
Addition	18,492	1,498	22,841	42,831
September 30, 2017 (Unaudited)	$58,096	$5,719	$22,841	$86,656